As filed with the U.S. Securities and Exchange Commission on July 6, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST

(Exact name of registrant as specified in charter)

425 South Financial Place

Chicago, Illinois 60605-1028

(Address of principal executive offices) (Zip code)

Douglas M. Jackman

Thomas White International, Ltd.

425 South Financial Place

Chicago, Illinois 60605-1028

(Name and address of agent for service)

(312) 663-8300

Registrant’s telephone number, including area code

Date of fiscal year end: 10/31

Date of reporting period: 11/1/2019 – 4/30/2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30, 2020

THE INTERNATIONAL FUND

THE EMERGING MARKETS FUND

THE AMERICAN OPPORTUNITIES FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on the Funds’ website (www.thomaswhitefunds.com/fundreports-and-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary or, if you hold your shares directly with the Funds, by calling 1-800-811-0535.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-811-0535 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive shareholder reports in paper may apply to all funds that you hold through the financial intermediary and will apply to all Funds held directly.

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investing in international markets may involve additional risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. These risks are greater for emerging markets. Investing in small and mid-cap companies can involve more risk than investing in larger companies.

The Thomas White Funds are distributed by Quasar Distributors, LLC.

It is not possible to invest directly in an index.

While there are no sales charges, management fees and other expenses still apply. Please refer to the prospectus for further details.

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THOMAS WHITE INTERNATIONAL FUND

	Unaudited Sales Charge	Deferred Sales Charge	Administrative Services Fee	12b-1 Fees	Operating Expenses[1,3]	Prospectus Gross Annual Operating Expense[2]	Prospectus Net Annual Operating Expense[2,3]
Investor Class	None	None	Up to 0.25%	None	1.24%	1.63%	1.24%
Class I	None	None	None	None	0.99%	1.40%	0.99%

1 In the absence of the fee deferral/expense reimbursement arrangement for the International Fund, the ratio of expenses to average net assets would have been 1.63% for Investor Class shares and 1.46% for Class I shares.

2 Gross Annual Operating Expense and Net Annual Operating Expense are based on the most recent prospectus and may differ from other expense ratios appearing in this report.

3 Thomas White International, Ltd. (“Advisor”) has agreed to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Investor Class and Class I shares exceed (as a percentage of average daily net assets) 1.24% and 0.99%, respectively. The fee deferral/expense reimbursement agreement expires February 28, 2021. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund’s Board of Trustees.The net expense ratio is applicable to investors.

	NAV	Net Assets	Redemption Fee	Portfolio Turnover
Investor Class	$12.44	$20.3 million	2.00% on shares held less than 60 days	15%
Class I	$12.41	$53.1 million

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APRIL 30, 2020

Total Returns as of April 30, 2020 (Unaudited)
					Annualized
Class	Sales Charge	6 month	Calendar YTD	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception (6/28/1994)*

Investor Class shares (TWWDX)	None	-15.58%	-20.00%	-15.65%	-2.67%	-2.12%	1.41%	5.58%

Class I shares[1] (TWWIX)	None	-15.43%	-19.92%	-15.40%	-2.41%	-1.88%	1.60%	5.66%

MSCI All Country World ex US Index[2]	N/A	-13.22%	-17.55%	-11.51%	-0.25%	-0.17%	2.89%	4.49%

* The inception date of the Investor Class shares.

1 Performance figures for Class I shares, first offered on August 31, 2012, include the historical performance of Investor Class shares through August 30, 2012.

2 The MSCI All Country World ex US Index is a free float-adjusted market capitalization-weighted index of both developed and emerging markets. The index is unmanaged and returns assume the reinvestment of dividends. It is not possible to invest directly in an index.

Returns of each share class reflect differences in expenses applicable to each class which are primarily differences in service fees.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impacts of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Performance data is based upon past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Please call 1-800-811-0535 to obtain performance data as of the most recent month-end. The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be lower. Investment performance reflects any fee waivers that were in effect. In the absence of such waivers, total return would have been reduced. The Gross Expense Ratios, based on the most recent prospectus, are 1.63% (Investor Class) and 1.40% (Class I).

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THOMAS WHITE INTERNATIONAL FUND

Portfolio Country and Industry Allocation as of April 30, 2020 (Unaudited)

Country Allocation	% of TNA
Australia	5.1%

Brazil	2.2%

Canada	2.7%

China	13.4%

France	7.9%

Germany	3.4%

Hong Kong	4.1%

India	2.0%

Indonesia	1.4%

Ireland	1.3%

Italy	2.4%

Japan	13.5%

Mexico	0.5%

Netherlands	4.3%

Russia	2.9%

Singapore	0.6%

South Africa	0.5%

South Korea	2.8%

Spain	0.5%

Sweden	1.1%

Switzerland	5.9%

Taiwan	4.5%

Thailand	0.5%

United Kingdom	11.9%

United States	0.5%

Cash & Other	4.1%

Industry Allocation	% of TNA
Automobiles & Components	1.5%

Banks	9.3%

Capital Goods	9.4%

Commercial & Professional Services	2.2%

Consumer Durables & Apparel	4.6%

Consumer Services	3.1%

Diversified Financials	3.2%

Energy	3.4%

Food, Beverage & Tobacco	6.6%

Health Care Equipment & Services	3.4%

Household & Personal Products	1.9%

Insurance	5.3%

Materials	8.5%

Media & Entertainment	2.7%

Pharmaceuticals, Biotechnology & Life Sciences	7.5%

Real Estate	0.6%

Retailing	3.2%

Semiconductors & Semiconductor Equipment	4.9%

Software & Services	6.8%

Technology Hardware & Equipment	4.4%

Telecommunication Services	0.7%

Transportation	1.8%

Utilities	0.9%

Cash & Other	4.1%

TNA - Total Net Assets

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities. For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.

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Investment Portfolio (Unaudited)	April 30, 2020

Country	Issue	Industry	Shares	Value (US$)

	COMMON STOCKS (95.3%)

	AUSTRALIA (5.1%)
	Aristocrat Leisure Limited +	Consumer Services	48,600	$ 791,621
	BHP Billiton Ltd +	Materials	58,900	1,206,369
	CSL Limited +	Pharmaceuticals, Biotechnology & Life Sciences	8,650	1,714,562

				3,712,552

	BRAZIL (1.6%)
	JBS SA	Food, Beverage & Tobacco	48,200	210,513
	StoneCo Ltd. - A Shares * #	Software & Services	11,200	295,456
	Suzano SA *	Materials	96,400	697,043

				1,203,012

	CANADA (2.7%)
	Canadian National Railway Company *	Transportation	9,200	760,812
	Open Text Corporation *	Software & Services	19,400	733,101
	The Toronto-Dominion Bank *	Banks	12,500	522,289

				2,016,202

	CHINA (13.4%)
	Alibaba Group Holding Ltd. - ADR *	Retailing	11,500	2,330,705
	Anhui Conch Cement Company Limited - H Shares +	Materials	112,000	867,159
	China Resources Land Ltd. +	Real Estate	110,000	441,935
	Kweichow Moutai Co., Ltd. - A Shares +	Food, Beverage & Tobacco	3,900	690,117
	Midea Group Co., Ltd. - A Shares +	Consumer Durables & Apparel	66,800	502,498
	New Oriental Education & Technology Group, Inc. - ADR *	Consumer Services	7,400	944,684
	Ping An Insurance (Group) Company of China Limited - H Shares +	Insurance	103,000	1,044,394
	Sunny Optical Technology Group Co Ltd. +	Technology Hardware & Equipment	25,500	353,330
	Tencent Holdings Limited +	Software & Services	40,500	2,148,651
	Wuxi Biologics Cayman, Inc. * +	Pharmaceuticals, Biotechnology & Life Sciences	35,000	542,783

				9,866,256

	FRANCE (7.9%)
	Air Liquide SA +	Materials	3,500	445,728
	AXA SA +	Insurance	26,100	463,934
	BNP Paribas SA +	Banks	14,900	468,988
	Dassault Systemes +	Software & Services	4,900	717,876
	Eiffage +	Capital Goods	8,800	721,241
	Kering +	Consumer Durables & Apparel	1,400	707,033

The accompanying notes are an integral part of these financial statements

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Thomas White International Fund

Country	Issue	Industry	Shares	Value (US$)

	FRANCE (CONT.)
	L’Oreal +	Household & Personal Products	2,950	$858,528
	LVMH Moet Hennessy Louis Vuitton SE +	Consumer Durables & Apparel	2,150	831,601
	Safran SA +	Capital Goods	6,125	566,198

				5,781,127

	GERMANY (3.4%)
	Deutsche Boerse AG +	Diversified Financials	3,000	466,646
	Muenchener Rueckversicherungs-Gesellschaft AG +	Insurance	2,200	484,805
	SAP SE +	Software & Services	6,200	739,463
	Scout24 AG +	Media & Entertainment	12,500	818,768

				2,509,682

	HONG KONG (4.1%)
	AIA Group Limited +	Insurance	86,200	784,631
	Hong Kong Exchanges & Clearing Limited +	Diversified Financials	28,300	907,216
	Techtronic Industries Company Limited +	Consumer Durables & Apparel	178,600	1,326,729

				3,018,576

	INDIA (2.0%)
	HDFC Bank Ltd. - ADR	Banks	18,600	806,310
	Larsen & Toubro Ltd +	Capital Goods	53,900	641,043

				1,447,353

	INDONESIA (1.4%)
	PT Bank Central Asia Tbk +	Banks	276,000	479,228
	PT Telekomunikasi Indonesia Persero Tbk +	Telecommunication Services	2,240,700	526,620

				1,005,848

	IRELAND (1.3%)
	CRH PLC+	Materials	31,990	967,134

	ITALY (2.4%)
	Enel SpA +	Utilities	96,000	657,234
	Ferrari NV +	Automobiles & Components	3,050	480,190
	Intesa Sanpaolo S.p.A. +	Banks	408,300	638,290

				1,775,714

	JAPAN (13.5%)
	East Japan Railway Company +	Transportation	7,600	554,510
	KAJIMA CORPORATION +	Capital Goods	36,100	377,387
	Keyence Corp. +	Technology Hardware & Equipment	2,400	862,234
	KOSE Corporation +	Household & Personal Products	4,560	567,430
	MEIJI Holdings Co., Ltd. +	Food, Beverage & Tobacco	7,000	485,397

The accompanying notes are an integral part of these financial statements

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Investment Portfolio (Unaudited)	April 30, 2020

Country	Issue	Industry	Shares	Value (US$)

	JAPAN (CONT.)
	Nidec Corporation +	Capital Goods	12,200	$708,615
	Nintendo Co., Ltd. +	Media & Entertainment	2,800	1,159,597
	Park24 Co., Ltd. +	Commercial & Professional Services	36,600	582,070
	Recruit Holdings Co. Ltd. +	Commercial & Professional Services	14,900	437,104
	Shin-Etsu Chemical Co., Ltd. +	Materials	5,500	609,357
	SMC CORPORATION +	Capital Goods	2,200	1,005,880
	Sompo Holdings, Inc. +	Insurance	19,600	634,466
	Sumitomo Corporation +	Capital Goods	47,100	535,387
	Sysmex Corporation +	Health Care Equipment & Services	12,200	841,178
	Toyota Industries Corporation +	Automobiles & Components	11,800	593,648

				9,954,260

	MEXICO (0.5%)
	Grupo Financiero Banorte S.A.B. de C.V. - Class O	Banks	140,100	383,544

	NETHERLANDS (4.3%)
	Airbus SE * +	Capital Goods	7,150	454,555
	ASML Holding N.V. +	Semiconductors & Semiconductor Equipment	3,100	920,855
	Euronext NV +	Diversified Financials	7,200	605,011
	Koninklijke Philips NV +	Health Care Equipment & Services	15,800	688,650
	NN Group N.V. +	Insurance	15,900	460,757

				3,129,828

	RUSSIA (2.9%)
	LUKOIL PJSC - ADR +	Energy	15,600	1,023,489
	Sberbank of Russia PJSC - ADR +	Banks	67,000	714,943
	United Company RUSAL Plc * +	Materials	1,203,000	410,762

				2,149,194

	SINGAPORE (0.6%)
	DBS Group Holdings Limited +	Banks	33,300	466,767

	SOUTH AFRICA (0.5%)
	FirstRand Limited +	Diversified Financials	163,900	358,310

	SOUTH KOREA (2.8%)
	KB Financial Group Inc. +	Banks	18,330	525,454
	Samsung Electronics Co., Ltd. +	Technology Hardware & Equipment	36,350	1,497,878

				2,023,332

	SPAIN (0.5%)
	Banco Santander S.A. +	Banks	177,100	395,984

The accompanying notes are an integral part of these financial statements

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Thomas White International Fund

Country	Issue	Industry	Shares	Value (US$)

SWEDEN (1.1%)
	Alfa Laval AB +	Capital Goods	22,700	$425,919
	ASSA ABLOY AB +	Capital Goods	22,000	396,123

				822,042

SWITZERLAND (5.9%)
	Adecco Group AG +	Commercial & Professional Services	13,400	588,067
	Ems-Chemie Holding AG +	Materials	750	486,544
	Lonza Group AG +	Pharmaceuticals, Biotechnology & Life Sciences	1,700	742,998
	Nestle SA +	Food, Beverage & Tobacco	12,100	1,278,196
	Roche Holding AG +	Pharmaceuticals, Biotechnology & Life Sciences	3,500	1,217,400

				4,313,205

TAIWAN (4.5%)
	Largan Precision Company Limited +	Technology Hardware & Equipment	4,000	546,434
	Taiwan Semiconductor Manufacturing Company, Ltd. +	Semiconductors & Semiconductor Equipment	52,000	522,572
	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	Semiconductors & Semiconductor Equipment	41,400	2,199,582

				3,268,588

THAILAND (0.5%)
	Thai Beverage Public Company Limited +	Food, Beverage & Tobacco	752,600	364,569

UNITED KINGDOM (11.9%)
	Anglo American PLC +	Materials	31,400	560,641
	Ashtead Group Plc +	Capital Goods	38,100	1,045,481
	AstraZeneca Plc +	Pharmaceuticals, Biotechnology & Life Sciences	12,300	1,290,318
	Barclays PLC +	Banks	411,700	550,015
	BP p.l.c. +	Energy	184,850	729,906
	British American Tobacco P.L.C +	Food, Beverage & Tobacco	21,200	823,291
	Diageo Plc +	Food, Beverage & Tobacco	29,900	1,036,461
	GVC Holdings PLC +	Consumer Services	53,750	511,074
	The Royal Bank of Scotland Group Public Limited Company +	Banks	299,700	417,862
	Royal Dutch Shell PLC - B Shares +	Energy	47,100	764,520
	Smith & Nephew plc +	Health Care Equipment & Services	50,900	999,873

				8,729,442

The accompanying notes are an integral part of these financial statements

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Investment Portfolio (Unaudited)	April 30, 2020

Country	Issue	Industry	Shares	Value (US$)

UNITED STATES (0.5%)
	Cognizant Technology Solutions Corporation - A Shares	Software & Services	6,600	$382,932

Total Common Stocks		(Cost $67,313,248)		70,045,453

PREFERRED STOCK (0.6%)

BRAZIL (0.6%)
	Itau Unibanco Holding S.A. (8/3/20, 0.76%) ^	Banks	106,140	447,561

Total Preferred Stock		(Cost $666,291)		447,561

Total Investments	95.9%	(Cost $67,979,539)		$70,493,014
Other Assets, Less Liabilities	4.1%			3,001,804
Total Net Assets:	100.0%			$73,494,818

*	Non-Income Producing Securities

#

All or a portion of securities on loan at April 30, 2020. The market value of the securities loaned was $295,466. The loaned securities were secured with non-cash collateral with a value of $320,529. The non-cash collateral received consists of short term investments and long term bonds, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices. —See Note 1(I) to Financial Statements

^	Maturity Date and Preferred Dividend Rate of Preferred Stock

+	Fair Valued Security

PLC	- Public Limited Company

ADR	- American Depositary Receipt

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements

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Thomas White International Fund

The following table summarizes the inputs used, as of April 30, 2020, in valuating the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Australia	$-------	$3,712,552	$-------	$3,712,552

Brazil	1,203,012	-------	-------	1,203,012

Canada	2,016,202	-------	-------	2,016,202

China	3,275,389	6,590,867	-------	9,866,256

France	-------	5,781,127	-------	5,781,127

Germany	-------	2,509,682	-------	2,509,682

Hong Kong	-------	3,018,576	-------	3,018,576

India	806,310	641,043	-------	1,447,353

Indonesia	-------	1,005,848	-------	1,005,848

Ireland	-------	967,134	-------	967,134

Italy	-------	1,775,714	-------	1,775,714

Japan	-------	9,954,260	-------	9,954,260

Mexico	383,544	-------	-------	383,544

Netherlands	-------	3,129,828	-------	3,129,828

Russia	-------	2,149,194	-------	2,149,194

Singapore	-------	466,767	-------	466,767

South Africa	-------	358,310	-------	358,310

South Korea	-------	2,023,332	-------	2,023,332

Spain	-------	395,984	-------	395,984

Sweden	-------	822,042	-------	822,042

Switzerland	-------	4,313,205	-------	4,313,205

Taiwan	2,199,582	1,069,006	-------	3,268,588

Thailand	-------	364,569	-------	364,569

United Kingdom	-------	8,729,442	-------	8,729,442

United States	382,932	-------	-------	382,932
Total Common Stocks	$10,266,971	$59,778,482	$-------	$70,045,453
Preferred Stock

Brazil	447,561	-------	-------	447,561
Total Preferred Stock	447,561	-------	-------	447,561
Total Investments	$10,714,532	$59,778,482	$-------	$70,493,014

For more information on valuation inputs, please refer to Note 1 (A) of the accompanying Notes to Financial Statements.

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

The accompanying notes are an integral part of these financial statements

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THOMAS WHITE EMERGING MARKETS FUND

	Unaudited Sales Charge	Deferred Sales Charge	Administrative Services Fee	12b-1 Fees	Operating Expenses[1]	Prospectus Gross Annual Operating Expense[2]	Prospectus Net Annual Operating Expense[1,2]
Class I	None	None	None	None	1.09%	1.64%	1.10%

1 Thomas White International, Ltd. (“Advisor”) has agreed to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Class I shares exceed 1.09% of its average daily net assets. The fee deferral/expense reimbursement agreement expires February 28, 2021. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund’s Board of Trustees. The net expense ratio is applicable to investors.

2 Gross Annual Operating Expense and Net Annual Operating Expense are based on the most recent prospectus and may differ from other expense ratios appearing in this report.

	NAV	Net Assets	Redemption Fee	Portfolio Turnover
Class I	$9.13	$0.5 million	2.00% on shares held less than 60 days	23%

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THOMAS WHITE EMERGING MARKETS FUND

Total Returns as of April 30, 2020 (Unaudited)
					Annualized
Class	Sales Charge	6 month	Calendar YTD	1 Yr	3 Yrs	5 Yrs	Since Inception

Class I shares[1] (TWIIX)	None	-16.42%	-22.92%	-17.91%	-2.50%	-3.09%	0.36%

MSCI Emerging Markets Index[2]	N/A	-10.50%	-16.60%	-12.00%	0.57%	-0.10%	2.13%

1 Performance figures for Class I shares, first offered on August 31, 2012, include the historical performance of Investor Class shares through August 30, 2012. Investor Class shares were no longer offered as of the close of business on February 29, 2020.

2 The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index is unmanaged and returns assume the reinvestment of dividends. It is not possible to invest directly in an index.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impacts of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Performance data is based upon past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Please call 1-800-811-0535 to obtain performance data as of the most recent month-end. The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be lower. Investment performance reflects any fee waivers that were in effect. In the absence of such waivers, total return would have been reduced. The Class I Gross Expense Ratio, based on the most recent prospectus is 1.64%.

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APRIL 30, 2020

Portfolio Country and Industry Allocation as of April 30, 2020 (Unaudited)

Country Allocation	% of TNA

Cash & Other	100.0%

Industry Allocation	% of TNA

Cash & Other	100.0%

TNA - Total Net Assets

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities. For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.

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Thomas White Emerging Markets Fund

Country	Issue		Shares	Value (US$)

SHORT TERM INVESTMENT 236.2%

MONEY MARKET FUND 236.2%
	Northern Institutional Treasury Portfolio, 0.27% (a)		1,264,583	$1,264,583

Total Short Term Investment		(Cost $1,264,583)		1,264,583

Total Investments	236.2%	(Cost $1,264,583)		$1,264,583
Other Liabilities in excess of other assets	(136.2)%			(729,293)
Total Net Assets:	100.0%			$535,290

(a)	7-day yield

The accompanying notes are an integral part of these financial statements

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Investment Portfolio (Unaudited)	April 30, 2020

The following table summarizes the inputs used, as of April 30, 2020, in valuating the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Short Term Investment	$1,264,583	$-------	$-------	$1,264,583
Total Investments	$1,264,583	$-------	$-------	$1,264,583

For more information on valuation inputs, please refer to Note 1 (A) of the accompanying Notes to Financial Statements.

The Fund’s assets assigned to Level 2 include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. There were no transfers into or out of Level 3 during the reporting period, as compared to their classification from the prior annual report.

The accompanying notes are an integral part of these financial statements

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THOMAS WHITE AMERICAN OPPORTUNITIES FUND

	Unaudited Sales Charge	Deferred Sales Charge	Administrative Services Fee	12b-1 Fees	Operating Expenses[1,3]	Prospectus Gross Annual Operating Expense[2]	Prospectus Net Annual Operating Expense[2,3]
Investor Class	None	None	Up to 0.25%	None	1.34%	1.55%	1.34%

1 In the absence of the fee deferral/expense reimbursement arrangement for the American Opportunities Fund, the ratio of expenses to average net assets would have been 1.58% for Investor Class shares.

2 Gross Annual Operating Expense and Net Annual Operating Expense are based on the most recent prospectus and may differ from other expense ratios appearing in this report.

3 Thomas White International, Ltd. (“Advisor”) has agreed to defer its fees and/or reimburse the Fund to the extent that the operating expenses for Investor Class shares exceed 1.34% of its average daily net assets. The fee deferral/expense reimbursement agreement expires February 28, 2021. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund’s Board of Trustees. The net expense ratio is applicable to investors.

	NAV	Net Assets	Redemption Fee	Portfolio Turnover
Investor Class	$14.94	$15.5 million	2.00% on shares held less than 60 days	19%

16	www.thomaswhitefunds.com

APRIL 30, 2020

Total Returns as of April 30, 2020 (Unaudited)
				Annualized
Class	6 month	Calendar YTD	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception (3/4/1999)

Investor Class shares (TWAOX)	-14.43%	-18.36%	-12.71%	1.27%	3.02%	7.94%	7.03%

Russell Midcap Index[1]	-11.63%	-16.60%	-10.00%	3.46%	4.81%	9.83%	8.56%

Russell Midcap Value Total Return Index[1,2]	-18.11%	-22.59%	-16.74%	-2.02%	1.99%	8.09%	8.26%

S&P 500 Index[1],2	-3.16%	-9.29%	0.86%	9.04%	9.12%	11.69%	6.10%

1 The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. These represent approximately 31% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Value Total Return Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index measures the performance of 500 leading companies in leading industries of the U.S. economy, capturing 80% coverage of U.S. equities. All three indices are unmanaged and returns assume the reinvestment of dividends. It is not possible to invest directly in an index.

2 Effective March 1, 2020, the secondary benchmark changed from the S&P 500 Index to the Russell Midcap Value Total Return Index based on the Advisor’s determination that the Russell Midcap Value Total Return Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impacts of trades executed on the last business day of the period that were recorded on the first business day of the next period.

Performance data is based upon past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Please call 1-800-811-0535 to obtain performance data as of the most recent month-end. The Fund imposes a 2% redemption fee on shares held less than 60 days. Performance data does not reflect the redemption fee. If reflected, total returns would be lower. Investment performance reflects any fee waivers that were in effect. In the absence of such waivers, total return would have been reduced. The Investor Class Gross Expense Ratio, based on the most recent prospectus, is 1.55%.

www.thomaswhitefunds.com	17

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Portfolio Industry Allocation and Market Capitalization as of April 30, 2020 (Unaudited)

Industry Allocation	% of TNA
Banks	2.9%

Capital Goods	9.8%

Commercial & Professional Services	0.9%

Consumer Durables & Apparel	2.0%

Consumer Services	3.9%

Diversified Financials	3.9%

Energy	2.3%

Food, Beverage & Tobacco	1.7%

Health Care Equipment & Services	11.1%

Household & Personal Products	1.5%

Insurance	3.8%

Materials	7.2%

Media & Entertainment	0.7%

Pharmaceuticals, Biotechnology & Life Sciences	3.4%

REITs	9.3%

Retailing	3.9%

Semiconductors & Semiconductor Equipment	4.6%

Software & Services	12.0%

Technology Hardware & Equipment	2.6%

Transportation	3.1%

Utilities	8.1%

Cash & Other	1.3%

Portfolio Market Cap Mix	% of TNA
Large Cap (over $34.7 billion)	18.4%

Mid Cap ($2.5 - $34.7 billion)	79.8%

Small Cap (less than $2.5 billion)	0.5%

Cash & Other	1.3%

TNA - Total Net Assets

Fund holdings and industry allocations are subject to change and should not be considered a recommendation to buy or sell any securities. For a complete list of Fund holdings, please refer to the Investment Portfolio section of this report.

18	www.thomaswhitefunds.com

Investment Portfolio (Unaudited)	April 30, 2020

Industry	Issue	Shares	Value

	COMMON STOCKS (89.4%)

	BANKS (2.9%)
	Citizens Financial Group, Inc.	6,060	$ 135,683
	Fifth Third Bancorp	8,510	159,052
	Regions Financial Corporation	14,930	160,498

			455,233

	CAPITAL GOODS (9.8%)
	Carlisle Companies Incorporated	1,380	166,925
	Cummins Inc.	1,090	178,215
	Hexcel Corporation	1,760	60,879
	Huntington Ingalls Industries, Inc.	915	175,140
	The Middleby Corporation *	1,360	75,657
	Parker-Hannifin Corporation	1,040	164,445
	Snap-on Incorporated	1,760	229,310
	Spirit AeroSystems Holdings, Inc. - Class A	3,300	73,128
	Textron Inc.	2,695	71,040
	Trane Technologies PLC ^	1,990	173,966
	W.W. Grainger, Inc.	540	148,813

			1,517,518

	COMMERCIAL & PROFESSIONAL SERVICES (0.9%)
	Republic Services, Inc.	1,700	133,178

	CONSUMER DURABLES & APPAREL (2.0%)
	Brunswick Corporation	3,125	149,125
	Lennar Corporation - Class A	3,300	165,231

			314,356

	CONSUMER SERVICES (3.9%)
	Aramark	4,787	130,733
	Darden Restaurants, Inc.	1,360	100,354
	Domino’s Pizza, Inc.	285	103,150
	Service Corporation International	3,600	132,264
	Vail Resorts, Inc.	770	131,670

			598,171

	DIVERSIFIED FINANCIALS (3.9%)
	Ameriprise Financial, Inc.	1,450	166,663
	Intercontinental Exchange, Inc.	2,620	234,359
	Voya Financial, Inc.	4,300	194,231

			595,253

	ENERGY (2.3%)
	Diamondback Energy Inc	4,750	206,815
	Marathon Petroleum Corporation	4,844	155,396

			362,211

	FOOD, BEVERAGE & TOBACCO (1.7%)
	The Hershey Company	1,990	263,536

	HEALTH CARE EQUIPMENT & SERVICES (11.1%)
	Boston Scientific Corporation *	7,720	289,346
	Centene Corporation *	5,479	364,792
	The Cooper Companies, Inc.	460	131,882

The accompanying notes are an integral part of these financial statements

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Thomas White American Opportunities Fund

Industry	Issue	Shares	Value

	HEALTH CARE EQUIPMENT & SERVICES (CONT.)
	Hill-Rom Holdings, Inc.	2,070	$ 232,854
	Laboratory Corporation of America Holdings *	1,265	208,029
	STERIS PLC ^	875	124,687
	Teleflex, Inc.	410	137,514
	Zimmer Biomet Holdings, Inc.	1,900	227,430

			1,716,534

	HOUSEHOLD & PERSONAL PRODUCTS (1.5%)
	Church & Dwight Co, Inc.	3,350	234,466

	INSURANCE (3.8%)
	Arch Capital Group Ltd. * ^	4,710	113,181
	Assurant, Inc.	1,900	201,856
	Everest Re Group, Ltd. ^	720	124,654
	The Hartford Financial Services Group, Inc.	3,710	140,943

			580,634

	MATERIALS (7.2%)
	AptarGroup, Inc.	1,720	184,177
	Ball Corporation	3,080	202,017
	Martin Marietta Materials, Inc.	1,180	224,471
	PPG Industries, Inc.	2,590	235,250
	The Sherwin-Williams Company	300	160,911
	Steel Dynamics, Inc.	4,480	108,730

			1,115,556

	MEDIA & ENTERTAINMENT (0.7%)
	Twitter, Inc. *	3,570	102,388

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (3.4%)
	Agilent Technologies, Inc.	4,160	318,905
	Charles River Laboratories International, Inc. *	1,480	214,112

			533,017

	RETAILING (3.9%)
	AutoZone, Inc. *	264	269,364
	Ross Stores, Inc.	3,710	338,946

			608,310

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
	Analog Devices, Inc.	1,660	181,936
	KLA Corporation	1,270	208,394
	Lam Research Corporation	1,265	322,929

			713,259

	SOFTWARE & SERVICES (12.0%)
	Akamai Technologies, Inc. *	1,380	134,840
	Cadence Design Systems, Inc. *	3,825	310,322
	Euronet Worldwide, Inc. *	950	87,172
	FleetCor Technologies Inc. *	870	209,888
	Fortinet, Inc. *	2,130	229,486
	Global Payments Inc.	2,105	349,472
	Intuit Inc.	1,040	280,602

The accompanying notes are an integral part of these financial statements

20	www.thomaswhitefunds.com

Investment Portfolio (Unaudited)	April 30, 2020

Industry	Issue	Shares	Value

SOFTWARE & SERVICES (CONT.)
	Synopsys, Inc. *	1,590	249,821

			1,851,603

TECHNOLOGY HARDWARE & EQUIPMENT (2.6%)
	Arista Networks Inc. *	720	157,896
	Motorola Solutions, Inc.	1,670	240,163

			398,059

TRANSPORTATION (3.1%)
	Kansas City Southern	1,090	142,300
	Old Dominion Freight Line, Inc.	1,255	182,339
	XPO Logistics, Inc. *	2,310	154,169

			478,808

UTILITIES (8.1%)
	Alliant Energy Corporation	5,610	272,366
	Ameren Corporation	3,370	245,168
	CMS Energy Corporation	3,760	214,658
	DTE Energy Company	1,000	103,740
	Pinnacle West Capital Corp.	1,425	109,711
	Xcel Energy, Inc.	4,840	307,630

			1,253,273

Total Common Stocks		(Cost $11,848,823)	13,825,363

REAL ESTATE INVESTMENT TRUSTS (REITS) (9.3%)

REAL ESTATE (9.3%)
	AvalonBay Communities, Inc.	1,155	188,207
	Boston Properties, Inc.	1,655	160,833
	Crown Castle International Corp.	1,060	168,996
	Digital Realty Trust, Inc.	1,390	207,791
	Essex Property Trust, Inc.	565	137,916
	Medical Properties Trust Inc.	11,000	188,540
	Prologis, Inc.	3,350	298,920
	Regency Centers Corp.	1,860	81,673

			1,432,876

Total REITS		(Cost $1,412,120)	1,432,876

Total Investments	98.7%	(Cost $13,260,943)	$15,258,239
Other Assets, Less Liabilities	1.3%		194,365
Total Net Assets:	100.0%		$15,452,604

PLC	Public Limited Company

*	Non-Income Producing Securities

^	Foreign Issued Securities

Industry classifications shown in the Investment Portfolio are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements

www.thomaswhitefunds.com	21

Thomas White American Opportunities Fund

The following table summarizes the inputs used, as of April 30, 2020, in valuating the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks

Banks	$455,233	$-------	$-------	$455,233

Capital Goods	1,517,518	-------	-------	1,517,518

Commercial & Professional Services	133,178	-------	-------	133,178

Consumer Durables & Apparel	314,356	-------	-------	314,356

Consumer Services	598,171	-------	-------	598,171

Diversified Financials	595,253	-------	-------	595,253

Energy	362,211	-------	-------	362,211

Food, Beverage & Tobacco	263,536	-------	-------	263,536

Health Care Equipment & Services	1,716,534	-------	-------	1,716,534

Household & Personal Products	234,466	-------	-------	234,466

Insurance	580,634	-------	-------	580,634

Materials	1,115,556	-------	-------	1,115,556

Media & Entertainment	102,388	-------	-------	102,388

Pharmaceuticals, Biotechnology & Life Sciences	533,017	-------	-------	533,017

Retailing	608,310	-------	-------	608,310

Semiconductors & Semiconductor Equipment	713,259	-------	-------	713,259

Software & Services	1,851,603	-------	-------	1,851,603

Technology Hardware & Equipment	398,059	-------	-------	398,059

Transportation	478,808	-------	-------	478,808

Utilities	1,253,273	-------	-------	1,253,273
Total Common Stocks	$13,825,363	$-------	$-------	$13,825,363
REITS

Real Estate	$1,432,876	$-------	$-------	$1,432,876
Total REITS	$1,432,876	$-------	$-------	$1,432,876
Total Investments	$15,258,239	$-------	$-------	$15,258,239

For more information on valuation inputs, please refer to Note 1(A) of the accompanying Notes to Financial Statements.

No transfers in and/or out between Levels 1, 2, or 3 were observed during the reporting period, as compared to their classification from the prior annual report.

The accompanying notes are an integral part of these financial statements

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THOMAS WHITE FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	International Fund		Emerging Markets Fund			American Opportunities Fund

ASSETS:

Investments in securities at market value[1,3]	$	70,493,014	$	1,264,583	$	15,258,239

Foreign currency[2]		6		814		-------

Cash		797,046		32		174,891

Receivable from Advisor (Note 4)		-------		18,068		-------

Receivables:

Securities lending		42		-------		-------

Dividends and interest		205,861		3,653		5,527

Reclaims		1,372,936		11,285		2,928

Fund shares sold		774,924		-------		-------

Prepaid expenses and other assets		50,630		531		35,391

Total assets		73,694,459		1,298,966		15,476,976

LIABILITIES:

Management and administrative fees payable (Note 4)		21,467		-------		2,523

Business management fees payable (Note 4)		2,009		99		410

Trustee fees payable		25,443		1,396		4,288

Payable for fund shares redeemed		69,437		731,442		-------

Accrued fund accounting and fund administration fees		13,793		2,493		2,361

Accrued custody fees		30,343		14,276		-------

Accrued printing and mailing expenses		4,735		-------		1,663

Accrued professional fees		20,630		9,644		10,677

Accrued shareholder servicing fees		10,117		2,078		2,450

Accrued expenses and other liabilities		1,667		2,248		-------

Total liabilities		199,641		763,676		24,372

Net Assets	$	73,494,818	$	535,290	$	15,452,604

NET ASSETS

Source of Net Assets:

Net capital paid in on shares of beneficial interest	$	71,410,233	$	1,319,225	$	4,422,614

Total distributable earnings (loss)		2,084,585		(783,935)		11,029,990

Net assets	$	73,494,818	$	535,290	$	15,452,604

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	International Fund			Emerging Markets Fund		American Opportunities Fund

INVESTOR CLASS SHARES

Net assets	$	20,349,131			$	15,452,604

Shares outstanding[4]		1,636,100				1,034,386

Net asset value and offering price per share	$	12.44			$	14.94

CLASS I SHARES

Net assets	$	53,145,687	$	535,290

Shares outstanding[4]		4,281,048		58,642

Net asset value and offering price per share	$	12.41	$	9.13

1 Cost Basis of Investments: International Fund: $67,979,539 Emerging Markets Fund: $1,264,583 American Opportunities Fund: $13,260,943

2 Value of securities out on loan at 04/30/2020: International Fund: $295,456

3 Cost Basis of Cash denominated in foreign currencies: International Fund: $6 Emerging Markets Fund: $802

4 There are an unlimited number of $0.01 par value shares of beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

24	www.thomaswhitefunds.com

THOMAS WHITE FUNDS

Statements of Operations

Six Months Ended April 30, 2020 (Unaudited)

	International Fund		Emerging Markets Fund		American Opportunities Fund

INVESTMENT INCOME

Income:

Dividends[1]	$	935,944	$	180,509	$	251,098

Interest		943		3,480		-------

Securities lending income (Note 1)		223		209		-------

Other income		1,594		-------		-------

Total investment income		938,704		184,198		251,098

Expenses:

Investment management fees (Note 4)		435,527		94,640		138,262

Business management fees (Note 4)		17,934		3,897		5,693

Trustees’ fees and expenses		39,457		5,297		10,009

Fund accounting and fund administration fees		49,060		13,825		14,945

Custodian fees		35,521		21,688		5,109

Printing and mailing expenses		24,424		1,074		5,087

Professional fees		57,746		15,657		26,638

Shareholder servicing fees		38,828		13,327		10,552

Registration fees		22,180		31,129		8,945

Administrative service fee (Note 4)		19,135		207		23,811

Other expenses		30,727		22,161		8,695

Total expenses		770,539		222,902		257,746

Reimbursement from Advisor (Note 4)		(231,049)		(99,626)		(39,130)

Net expenses		539,490		123,276		218,616

Net investment income		399,214		60,922		32,482

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION

Net realized gain on investments and foreign currency translation		285,423		7,851,003		8,972,628

Net change in unrealized appreciation (depreciation) on investments and foreign currency translation		(14,701,385)		(6,979,897)		(10,898,588)

Net realized and unrealized gain (loss)		(14,415,962)		871,106		(1,925,960)

Net increase (decrease) in net assets resulting from operations	$	(14,016,748)	$	932,028	$	(1,893,478)

1 Net of issuance fees and/or foreign tax withheld of: International Fund: $109,222 Emerging Markets Fund: $52,737 American Opportunities Fund: $1,047

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Changes in Net Assets

International Fund

		Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019

Change in net assets from operations:

Net investment income	$	399,214	$	2,908,280

Net realized gain on investments and foreign currency translation		285,423		2,375,583

Net change in unrealized appreciation (depreciation) on investments and foreign currency translation		(14,701,385)		8,636,772

Net increase (decrease) in net assets from operations		(14,016,748)		13,920,635

Distributions:

Distributable earnings - Investor Class		(115,123)		(913,958)

Distributable earnings - Class I		(415,216)		(3,480,694)

Total distributions		(530,339)		(4,394,652)

Fund share transactions (Note 3)		(31,074,626)		(101,060,937)

Total decrease in net assets		(45,621,713)		(91,534,954)

Net assets:

Beginning of period		119,116,531		210,651,485

End of period	$	73,494,818	$	119,116,531

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Changes in Net Assets

Emerging Markets Fund

		Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019

Change in net assets resulting from operations:

Net investment income	$	60,922	$	895,801

Net realized gain (loss) on investments and foreign currency translation		7,851,003		(97,639)

Net change in unrealized appreciation (depreciation) on investments and foreign currency translation		(6,979,897)		3,384,455

Net increase in net assets from operations		932,028		4,182,617

Distributions:

Distributable earnings - Investor Class		-------		(19,920)

Distributable earnings - Class I		(355,433)		(495,298)

Total distributions		(355,433)		(515,218)

Fund share transactions (Note 3)		(36,437,187)		(783,243)

Total increase (decrease) in net assets		(35,860,592)		2,884,156

Net assets:

Beginning of period		36,395,882		33,511,726

End of period	$	535,290	$	36,395,882

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

Statements of Changes in Net Assets

American Opportunities Fund

		Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019

Change in net assets from operations:

Net investment income	$	32,482	$	97,534

Net realized gain on investments		8,972,628		790,401

Net change in unrealized appreciation (depreciation) on investments		(10,898,588)		4,586,611

Net increase (decrease) in net assets from operations		(1,893,478)		5,474,546

Total distributions		-------		(1,210,521)

Fund share transactions (Note 3)		(28,419,818)		532,437

Total increase (decrease) in net assets		(30,313,296)		4,796,462

Net assets:

Beginning of period		45,765,900		40,969,438

End of period	$	15,452,604	$	45,765,900

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White International Fund - Investor Class
		Six Months Ended April 30, 2020 (Unaudited)			Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	14.80		$	13.86	$	17.88	$	14.97	$	15.77	$	16.95

Income from investment operations:

Net investment income [1]		0.08			0.32		0.25		0.14		0.17		0.19

Net realized and unrealized gains/(losses)		(2.37)			1.15		(2.44)		3.30		(0.81)		(1.17)

Total from investment operations		(2.29)			1.47		(2.19)		3.44		(0.64)		(0.98)

Distributions:

From net investment income		(0.07)			(0.23)		(0.29)		(0.28)		(0.16)		(0.20)

From net realized gains		-------			(0.30)		(1.54)		(0.25)		-------		-------

Total Distributions		(0.07)			(0.53)		(1.83)		(0.53)		(0.16)		(0.20)

Change in net asset value for the period		(2.36)			0.94		(4.02)		2.91		(0.80)		(1.18)

Net asset value, end of period	$	12.44		$	14.80	$	13.86	$	17.88	$	14.97	$	15.77

Total Return		(15.58)%	[2]		10.59%		(12.01)%		23.06%		(4.08)%		(5.77)%

Ratios/supplemental data

Net assets, end of period ($000)	$	20,349		$	26,331	$	29,473	$	43,811	$	187,408	$	268,518

Ratio to average net assets:

Expenses (net of reimbursement)		1.24%	[3]		1.24%		1.24%		1.24%		1.24%		1.24%

Expenses (prior to reimbursement)		1.63%	[3]		1.63%		1.34%		1.36%		1.33%		1.32%

Net investment income (net of reimbursement)		0.59%	[3]		2.17%		1.32%		0.90%		1.16%		1.16%

Net investment income (prior to reimbursement)		0.20%	[3]		1.78%		1.22%		0.78%		1.07%		1.08%

Portfolio turnover rate [4]		15%	[2]		43%		38%		48%		60%		57%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White International Fund - Class I
		Six Months Ended April 30, 2020 (Unaudited)			Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	14.75		$	13.81	$	17.79	$	14.98	$	15.78	$	16.97

Income from investment operations:

Net investment income [1]		0.12			0.35		0.27		0.25		0.23		0.23

Net realized and unrealized gains/(losses)		(2.39)			1.16		(2.42)		3.22		(0.83)		(1.17)

Total from investment operations		(2.27)			1.51		(2.15)		3.47		(0.60)		(0.94)

Distributions:

From net investment income		(0.07)			(0.27)		(0.29)		(0.41)		(0.20)		(0.25)

From net realized gains		-------			(0.30)		(1.54)		(0.25)		-------		-------

Total Distributions		(0.07)			(0.57)		(1.83)		(0.66)		(0.20)		(0.25)

Change in net asset value for the period		(2.34)			0.94		(3.98)		2.81		(0.80)		(1.19)

Net asset value, end of period	$	12.41		$	14.75	$	13.81	$	17.79	$	14.98	$	15.78

Total Return		(15.43)%	[2]		10.90%		(11.80)%		23.23%		(3.81)%		(5.56)%

Ratios/supplemental data

Net assets, end of period ($000)	$	53,146		$	92,785	$	181,179	$	277,287	$	384,017	$	300,331

Ratio to average net assets:

Expenses (net of reimbursement)		0.99%	[3]		0.99%		0.99%		0.99%		0.99%		0.99%

Expenses (prior to reimbursement)		1.46%	[3]		1.40%		1.18%		1.14%		1.10%		1.08%

Net investment income (net of reimbursement)		0.84%	[3]		2.42%		1.53%		1.53%		1.53%		1.40%

Net investment income (prior to reimbursement)		0.37%	[3]		2.01%		1.34%		1.38%		1.42%		1.31%

Portfolio turnover rate [4]		15%	[2]		43%		38%		48%		60%		57%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White Emerging Markets Fund - Class I
		Six Months Ended April 30, 2020 (Unaudited)			Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016		Year Ended October 31, 2015

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	11.02		$	9.97	$	11.38	$	9.88	$	9.52	$	11.59

Income from investment operations:

Net investment income [1]		0.07			0.26		0.12		0.11		0.09		0.11

Net realized and unrealized gains/(losses)		(1.60	) [2]		0.95		(1.41)		1.59		0.36		(2.09)

Total from investment operations		(1.53)			1.21		(1.29)		1.70		0.45		(1.98)

Distributions from net investment income		(0.36)			(0.16)		(0.12)		(0.20)		(0.09)		(0.09)

Change in net asset value for the period		(1.89)			1.05		(1.41)		1.50		0.36		(2.07)

Net asset value, end of period	$	9.13		$	11.02	$	9.97	$	11.38	$	9.88	$	9.52

Total Return		(16.42)%	[3]		12.11%		(11.33)%		17.29%		4.69%		(17.06)%

Ratios/supplemental data

Net assets, end of period ($000)	$	535		$	34,702	$	31,861	$	45,392	$	76,240	$	79,656

Ratio to average net assets:

Expenses (net of reimbursement)		1.09%	[4]		1.09%		1.09%		1.09%		1.09%		1.09%

Expenses (prior to reimbursement)		2.00%	[4]		1.63%		1.51%		1.41%		1.29%		1.25%

Net investment income (net of reimbursement)		0.55%	[4]		2.44%		1.04%		1.07%		0.92%		1.04%

Net investment income (prior to reimbursement)		(0.36)%	[4]		1.90%		0.62%		0.75%		0.72%		0.88%

Portfolio turnover rate		23%	[3]		29%		34%		67%		57%		27%

(1)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.

(3)	Not annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

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THOMAS WHITE FUNDS

FINANCIAL HIGHLIGHTS

Thomas White American Opportunities Fund - Investor Class
		Six Months Ended April 30, 2020 (Unaudited)			Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017		Year Ended October 31, 2016			Year Ended October 31, 2015

Per share operating performance (For a share outstanding throughout the period)

Net asset value, beginning of period	$	17.46		$	15.81	$	16.49	$	14.91	$	15.60		$	15.84

Income from investment operations:

Net investment income		0.03	[1]		0.04 [1]		0.06 [1]		0.04 [1]		0.11	[2]		0.08 [2]

Net realized and unrealized gains/(losses)		(2.55)			2.08		-------		3.00		(0.44)			0.96

Total from investment operations		(2.52)			2.12		0.06		3.04		(0.33)			1.04

Distributions:

From net investment income		-------			(0.03)		(0.05)		(0.14)		(0.00	) [2]		(0.07)

From net realized gains		-------			(0.44)		(0.69)		(1.32)		(0.36)			(1.21)

Total Distributions		-------			(0.47)		(0.74)		(1.46)		(0.36)			(1.28)

Change in net asset value for the period		(2.52)			1.65		(0.68)		1.58		(0.69)			(0.24)

Net asset value, end of period	$	14.94		$	17.46	$	15.81	$	16.49	$	14.91		$	15.60

Total Return		(14.43)%	[3]		13.37%		0.50%		20.45%		(2.12)%			6.69%

Ratios/supplemental data

Net assets, end of period ($000)	$	15,452		$	45,766	$	40,969	$	41,433	$	36,816		$	37,875

Ratio to average net assets:

Expenses (net of reimbursement/recoupment)		1.34%	[4]		1.34%		1.34%		1.19%		1.20%			1.18%

Expenses (prior to reimbursement/recoupment)		1.58%	[4]		1.55%		1.43%		1.19%		1.20%			1.18%

Net investment income (net of reimbursement/recoupment)		0.20%	[4]		0.23%		0.31%		0.28%		0.78%			0.52%

Net investment income (prior to reimbursement/recoupment)		(0.04)%	[4]		0.02%		0.22%		0.28%		0.78%			0.52%

Portfolio turnover rate		19%	[3]		20%		21%		29%		60%			38%

(1)	Per share net investment income was calculated prior to tax adjustments.

(2)	Amount is less than $0.005.

(3)	Not annualized.

(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Lord Asset Management Trust (the “Trust”) was organized as a Delaware business trust on February 9, 1994, as an open-end diversified management investment company. The Trust currently has three series of shares (collectively referred to as the “Funds”) - the Thomas White International Fund (the “International Fund”), which commenced operations with the sale of Investor Class shares on June 28, 1994 and the sale of Class I shares, Class A shares and Class C shares on August 31, 2012; the Thomas White Emerging Markets Fund (the “Emerging Markets Fund”), which commenced operations with the sale of Investor Class shares on June 28, 2010 and the sale of Class I shares, Class A shares and Class C shares on August 31, 2012; and the Thomas White American Opportunities Fund (the “American Opportunities Fund”), which commenced operations with the sale of Investor Class shares on March 4, 1999. Class A and Class C shares of the International Fund and Emerging Markets Fund closed on February 28, 2017 and, effective at the close of business on that date, the outstanding Class A and Class C shares of those Funds were converted to Class I shares, as applicable. Investor Class shares of the Emerging Markets Fund closed on February 29, 2020 and, effective at the close of business on that date, the outstanding shares were converted to Class I shares. The investment objective of each Fund is to seek long-term capital growth. The International Fund invests in equity securities of companies located in the world’s developed countries outside of the U.S. The Emerging Markets Fund invests in securities of companies located in or whose businesses are closely associated with the world’s emerging markets countries. The American Opportunities Fund primarily invests in U.S. equity securities, with a focus on mid-size and small companies.

The following is a summary of significant accounting policies followed in the preparation of the Trust’s financial statements.

(A) VALUATION OF SECURITIES

Securities listed or traded on a recognized national or foreign stock exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. NASDAQ National Market securities are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no closing sale price is reported are valued at the mean between the last current bid and ask price. Securities for which market quotations are not readily available are valued at fair value under the Trust’s Valuation Procedures as determined by management and approved in good faith by the Board of Trustees. As of April 30, 2020, all securities within each Fund’s portfolio were valued at the last reported sales price on the principal exchange on which the securities are traded and, for the International and Emerging Markets Funds, adjusted by a fair value factor when necessary and as further described below. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. Short term investments are valued at original cost, which combined with accrued interest, approximates market value.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Fund uses various valuation approaches. A three-tiered fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of a Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 - Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

(B) MULTI-CLASS OPERATIONS AND ALLOCATIONS

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently include administration fees, administrative services fees, printing expenses, registration fees and transfer agent fees, are recorded to the specific class.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

For the period ended April 30, 2020, the multi-class fund expenses per class are as follows:

International Fund	Investor Class	Class I	Total

Expenses:

Investment management fees	$102,784	$332,743	$435,527

Business management fees	4,232	13,702	17,934

Trustees’ fees and expenses	9,305	30,152	39,457

Fund accounting and fund administration fees	11,540	37,520	49,060

Custodian fees	8,544	26,977	35,521

Printing and mailing expenses	5,751	18,673	24,424

Professional fees	14,007	43,739	57,746

Shareholder servicing fees	9,321	29,507	38,828

Registration fees	5,199	16,981	22,180

Administrative service fee	19,135	-------	19,135

Other expenses	7,385	23,342	30,727

Total expenses	197,203	573,336	770,539

Reimbursement of management fees	(47,029)	(152,583)	(199,612)

Reimbursement of class specific expenses	-------	(31,437)	(31,437)

Reimbursement from Advisor	(47,029)	(184,020)	(231,049)

Net expenses	$150,174	$389,316	$539,490

Income, realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class within the Fund.

(C) MARKET RISK

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than securities of comparable U.S. companies and securities of the U.S. Government.

(D) FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When a Fund purchases or sells a foreign security, it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transaction.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on investments and foreign currency translation include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments and foreign currency translation includes changes in the value of assets and liabilities resulting from exchange rates.

(E) INCOME TAXES

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to its shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

All open tax years and major jurisdictions have been reviewed for the Funds and, based on this review, there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of April 30, 2020, open Federal tax years include the tax years ended October 31, 2016 through 2019. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds accrue for such material foreign taxes on net realized and unrealized gains at the appropriate rate for each country. Based on rates ranging from approximately 10% to 15%, there were no material accruals at period end.

(F) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from these estimates.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(G) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on a trade date basis. Interest is accrued on a daily basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded when the information is available to the Fund. Realized gains and losses are determined using specific identification.

(H) DISTRIBUTIONS TO SHAREHOLDERS

The Funds usually declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

(I) SECURITIES LENDING

The Funds may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risk may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

Funds that lend securities receive cash, cash equivalents, or other securities as collateral. Initial collateral levels shall not be less than 102% of the market value of the borrowed securities (105% if the collateral and the borrowed securities are denominated in different currencies). Marking to market is performed every business day (subject to de minimis rules of change in market value) for each Fund and each borrower is required to deliver additional collateral when necessary so that the total collateral held in the account for all loans of the Fund to the borrower will not be less than 100% of the market value of all the borrowed securities loaned to the borrower by the Fund. Any cash, cash equivalents, or other securities received as collateral is invested by the securities lending agent, Northern Trust, in accordance with pre-established guidelines as set forth in the securities lending agreement. The cash collateral would be invested in the Northern Institutional Liquid Asset Portfolio (an open-end regulated investment company) and would be shown on the investment portfolio for the International Fund and the Emerging Markets Fund. The cash collateral, if any, is reflected in the Funds’ Statements of Assets and Liabilities in the line item labeled “Investments in

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

securities at market value.” Non-cash collateral is not shown in the Funds’ investment portfolios nor disclosed in the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypthecate those securities. A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. From the interest retained by the Funds, 50% is paid to the securities lending agent for the International Fund and Emerging Markets Fund for its services. The net amount of interest earned, after the interest rebate and the allocation to the securities lending agent, is included in the statement of operations as securities lending income. The value of loaned securities and related collateral outstanding at April 30, 2020 are as follows:

Fund	Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
Thomas White International Fund	$295,456	$0	$320,529	$320,529

Thomas White Emerging Markets Fund	$0	$0	$0	$0

*	Funds cannot repledge or dispose of this collateral, nor do the Funds earn any income or receive dividends with respect to this collateral.

The International Fund and the Emerging Markets Fund have earned income on securities lending (after rebates to borrowers and allocation to the securities lending agent) as follows:

Fund	Net Income Earned
Thomas White International Fund	$181

Thomas White Emerging Markets Fund	$166

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. There were no such obligations at April 30, 2020.

(J) REDEMPTION FEE

The Funds assess a 2% fee on redemptions (including exchanges) of Fund shares held for less than sixty days. Redemption fees are paid to each Fund to help offset transaction costs and to protect the Fund’s long-term shareholders. Each Fund will use the “first-in, first-out” (FIFO) method to determine the sixty-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than sixty days, the fee will be charged. The redemption fees were included in net capital paid (Note 3).

(K) REAL ESTATE INVESTMENT TRUSTS

The Emerging Markets Fund and American Opportunities Fund have made certain investments in real estate investment trusts (“REITs”), which pay dividends to their shareholders based upon

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Emerging Markets Fund and American Opportunities Fund intend to include the gross dividends from such REITs in their annual distributions to their shareholders and, accordingly, a portion of the distributions received by the shareholders of the Emerging Markets Fund or American Opportunities Fund may also be designated as a return of capital.

(L) RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 2. SIGNIFICANT SHAREHOLDERS (Unaudited)

The following table indicates the number of shareholders who held a significant portion of the shares of each Class’s outstanding shares as of April 30, 2020. Investment activities of these shareholders could have a material effect on each Fund.

Fund	Share Class	Number of Shareholders	% Held
International Fund	Investor Class	2	22.2%

International Fund	Class I	1	20.6%

Emerging Markets Fund	Class I	3	71.5%

American Opportunities Fund	Investor Class	4	87.2%

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

NOTE 3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

As of April 30, 2020, there were an unlimited number of $0.01 par value shares of beneficial interest authorized. Transactions are summarized as follows:

International Fund

	Period Ended April 30, 2020			Year Ended October 31, 2019

	Investor Class			Investor Class

	Shares		Amount	Shares		Amount

Shares sold	30,427	$	429,014	42,656		$632,976

Shares issued on reinvestment of dividends & distributions	6,681		103,289	55,834		825,230

Shares redeemed	(180,439)		(2,517,814)^	(446,081)		(6,467,399)^^

Net decrease	(143,331)	$	(1,985,511)	(347,591)	$	(5,009,193)

Shares outstanding:

Beginning of period	1,779,431			2,127,022

End of period	1,636,100			1,779,431

^ Net redemption fees of $401

^^ Net redemption fees of $10

	Period Ended April 30, 2020			Year Ended October 31, 2019

	Class I			Class I

	Shares		Amount	Shares		Amount

Shares sold	545,633	$	6,996,181	1,507,762	$	21,036,522

Shares issued on reinvestment of dividends & distributions	16,383		252,633	140,570		2,072,012

Shares redeemed	(2,571,059)		(36,337,929)	(8,474,715)		(119,160,279)^

Net decrease	(2,009,043)	$	(29,089,115)	(6,826,383)	$	(96,051,745)

Shares outstanding:

Beginning of period	6,290,091			13,116,474

End of period	4,281,048			6,290,091

^ Net redemption fees of $9

Total net decrease		$	(31,074,626)		$	(101,060,937)

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

Emerging Markets Fund

	Period Ended April 30, 2020			Year Ended October 31, 2019

	Investor Class*			Investor Class

	Shares		Amount	Shares		Amount

Shares sold	-------	$	-------	-------	$	-------

Shares issued on reinvestment of dividends & distributions	753		8,737	970		10,633

Shares redeemed	(155,988)		(1,604,386)	(12,948)		(140,190)

Net decrease	(155,235)	$	(1,595,649)	(11,978)	$	(129,557)

Shares outstanding:

Beginning of period	155,235			167,213

End of period	0			155,235

* The Investor Class shares of the Fund were terminated on February 29, 2020.

	Period Ended April 30, 2020			Year Ended October 31, 2019

	Class I			Class I

	Shares		Amount	Shares		Amount

Shares sold	176,937	$	1,868,889	156,423	$	1,618,742

Shares issued on reinvestment of dividends & distributions	28,922		338,963	44,424		491,779

Shares redeemed	(3,294,909)		(37,049,390)^	(248,009)		(2,764,207)

Net decrease	(3,089,050)	$	(34,841,538)	(47,162)	$	(653,686)

Shares outstanding:

Beginning of period	3,147,692			3,194,854

End of period	58,642			3,147,692

^ Net redemption fees of $1,947

Total net decrease		$	(36,437,187)		$	(783,243)

American Opportunities Fund

	Period Ended April 30, 2020			Year Ended October 31, 2019

	Investor Class			Investor Class

	Shares		Amount	Shares		Amount

Shares sold	88,064	$	1,281,204	13,294	$	215,109

Shares issued on reinvestment of dividends & distributions	-------		-------	65,657		1,151,620

Other transactions			-------			437^

Shares redeemed	(1,674,593)		(29,701,022)	(48,636)		(834,729)

Total net increase (decrease)	(1,586,529)	$	(28,419,818)	30,315	$	532,437

Shares outstanding:

Beginning of period	2,620,915			2,590,600

End of period	1,034,386			2,620,915

^ Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV error.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

NOTE 4. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund pays a monthly investment management fee to Thomas White International, Ltd. (the “Advisor”) at the rate of 0.85% of the Fund’s average daily net assets annually. For the period ended April 30, 2020, the International Fund, Emerging Markets Fund and American Opportunities Fund paid the Advisor $435,527, $94,640 and $138,262, respectively, in investment management fees.

During the period ended April 30, 2020, the Advisor has contractually agreed to reimburse its management fee and/or reimburse the Funds’ operating expenses to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Investor Class	Class I
International Fund	1.24%	0.99%

Emerging Markets Fund	n/a	1.09%

American Opportunities Fund	1.34%	n/a

These agreements to reimburse fees renew automatically unless the Advisor gives written notice to end them.

The Advisor may recoup any previously waived amount from a Fund pursuant to the expense limitation agreements if such reimbursement does not cause the Fund to exceed either (i) the current expense limitation or (ii) the expense limitation in effect at the time the expense is waived, provided the reimbursement is made within three years after the year in which the Advisor incurred the expense. For the period ended April 30, 2020, the Advisor did not recoup any previously waived expenses.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

As of April 30, 2020, the Funds had the following amounts (and year of expiration) subject to repayment to the Advisor:

Year Incurred	10/31/2017	10/31/2018	10/31/2019	10/31/2020	Remaining Recoverable
Expiration	10/31/2020	10/31/2021	10/31/2022	10/31/2023	Amount
International Fund - Investor Class	$ 59,524	$ 47,574	$107,470	$ 47,029	$ 261,597

International Fund - Class I	357,677	465,425	390,838	184,020	1,397,960

Total Fund	$417,201	$512,999	$498,308	$231,049	$1,659,557

Emerging Markets Fund - Class I	$132,241	$159,329	$188,961	$ 99,626	$580,157

Total Fund	$132,241	$159,329	$188,961	$ 99,626	$580,157

American Opportunities Fund - Investor Class	$ -------	$ 37,957	$ 88,392	$ 39,130	$165,479

Total Fund	$ -------	$ 37,957	$ 88,392	$ 39,130	$165,479

The Funds and U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), are parties to a Fund Administration Servicing Agreement. Fund Services provides administrative and fund accounting services pursuant to this agreement.

The Advisor and the Funds have adopted a Business Management Agreement under which the Advisor provides certain business management services to the Funds, including, without limitation, monitoring of the Funds’ relationships with third-party service providers and assisting with necessary and appropriate services to the Board of Trustees of the Trust, as well as either providing the Trust with or procuring for the Trust the services of a Chief Compliance Officer in accordance with Rule 38a-1 of the 1940 Act, in the event so requested. For these services, the Advisor is entitled to receive a fee from each Fund at a rate of 0.035% of the Fund’s average daily net assets, accrued on a daily basis and paid to the Advisor on a monthly basis. For the period ended April 30, 2020, for the services provided under the Business Management Agreement, the International Fund, Emerging Markets Fund and American Opportunities Fund paid the Advisor $17,934, $3,897 and $5,693, respectively.

The Funds have adopted an Administrative Services Plan pursuant to which the Investor Class shares are authorized to make payments to certain entities, which may include banks, broker-dealers and other types of service providers, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or customers with whom they have a servicing relationship. Under the terms of the Administrative Services Plan, Investor Class shares are authorized to make payments up to a maximum rate of 0.25% of the average daily net assets of the shares attributable to or held in the name of the service provider for providing the types of applicable administrative services covered under the terms of the Plan. For the period ended April 30, 2020, fees incurred by the International Fund,

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

Emerging Markets Fund and American Opportunities Fund pursuant to the Administrative Services Plan were $19,135, $207 and $23,811 respectively, for Investor Class.

NOTE 5. CUSTODIAN AND TRANSFER AGENT FEES

Custodian Fees - Northern Trust is the custodian for the International Fund and Emerging Markets Fund. U.S. Bank, N.A. (“U.S. Bank”) is the custodian for the American Opportunities Fund. Northern Trust bills the International Fund and the Emerging Markets Fund quarterly based on the value of their holdings as of the previous quarter end plus transaction fees. U.S. Bank bills the American Opportunities Fund monthly based on the ending value of its holdings plus transaction fees.

Transfer Agent - Fund Services serves as the Funds’ transfer agent. Under the terms of the transfer agent agreement, Fund Services is entitled to account-based fees along with reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

NOTE 6. INVESTMENT TRANSACTIONS

During the period ended April 30, 2020, the cost of purchases and the proceeds from sales of investment securities, other than short-term investments, were as follows:

Fund	Purchases	Sales
International Fund	$14,737,584	$45,788,677

Emerging Markets Fund	$4,781,693	$41,125,677

American Opportunities Fund	$6,106,907	$34,084,660

The American Opportunities Fund did not purchase or sell long-term U.S. Government securities during the period ended April 30, 2020. The International Fund and Emerging Markets Fund did not directly purchase or sell long term U.S. Government securities, except for purposes of securities lending during the period ended April 30, 2020.

At October 31, 2019, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based upon cost for federal income tax purposes, were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Fund	$100,359,922	$19,493,400	$(3,388,702)	$16,104,698

Emerging Markets Fund	$29,420,228	$8,930,792	$(1,991,798)	$6,938,994

American Opportunities Fund	$32,364,485	$13,535,880	$(612,412)	$12,923,468

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

Distributions to Shareholders

The Funds will distribute net investment income and net realized gains, if any, at least once a year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments for passive foreign investment companies and losses deferred due to wash sales. Permanent differences, primarily due to reclassification of REIT income, resulted in reclassifications among the Funds’ components of net assets at October 31, 2019, the Funds’ tax year-end.

As of October 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings

Fund	Accumulated Undistributed Net Investment Income Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
International Fund	$(38,327)	$38,327	$-------

Emerging Markets Fund	$(24,813)	$24,813	$-------

American Opportunities Fund	$(18,849)	$377,915	$(359,066)

At October 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gains	Net Unrealized Appreciation	Other Accumulated Losses	Total Distributable Earnings
International Fund	$530,339	$-------	$16,104,698	$(3,365)	$16,631,672

Emerging Markets Fund	$355,433	$-------	$6,938,994	$(8,654,957)	$(1,360,530)

American Opportunities Fund	$-------	$-------	$12,923,468	$-------	$12,923,468

As of October 31, 2019, the Emerging Markets Fund had $6,646,097 in short-term capital loss carry forwards with no expiration and had $2,005,832 in long-term capital loss carryforwards with no expiration.

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Notes to Financial Statements Period Ended April 30, 2020 (Unaudited)

The tax character of distributions paid during the periods shown below were as follows:

Year Ended October 31, 2020

	Ordinary Income	Return of Capital	Long-Term Capital Gains	Total Distributions
International Fund	$530,339	$-------	$-------	$530,339

Emerging Markets Fund	$355,433	$-------	$-------	$355,433

American Opportunities Fund	$-------	$-------	$-------	$-------

Year Ended October 31, 2019

Fund	Ordinary Income	Return of Capital	Long-Term Capital Gains	Total Distributions
International Fund	$2,065,657	$-------	$2,328,995	$4,394,652

Emerging Markets Fund	$515,218	$-------	$-------	$515,218

American Opportunities Fund	$72,290	$335,290	$802,941	$1,210,521

NOTE 7. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Board of the Trustees approved a proposal to close and liquidate the Emerging Markets Fund pursuant to the terms of a plan of liquidation (the “Liquidation”). Shareholders who owned shares of the Emerging Markets Fund received a supplement dated April 6, 2020 to the Emerging Markets Fund’s Prospectus and Statement of Additional Information containing further information regarding the Liquidation, which took place on May 8, 2020.

NOTE 8. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

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THOMAS WHITE FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Funds you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any, or redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2019 through April 30, 2020 for the Funds’ Investor Class and Class I, as applicable.

ACTUAL EXPENSES

The third and fourth columns of the table below provide information about actual account values and actual expenses. You may use the information in this line together with the amount you invested to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the fourth column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your own account during this period. IRA accounts are charged a $15.00 fee annually in September that is not reflected in the actual expense example. If you hold your Fund shares through an IRA account, you should add this cost to the expenses paid shown below.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth columns of the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. IRA accounts are charged a $15.00 fee annually in September that is not reflected in the hypothetical expense example. If you hold your Fund shares through an IRA account, you should separately compare the Funds’ IRA fees to the IRA fees of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or purchase payments or contingent deferred sales charges on redemptions, if any, or redemption fees. Therefore the sixth column of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

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THOMAS WHITE FUNDS

			Actual		Hypothetical (5% return before expenses)

	Fund’s Annualized Expense Ratio*	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period	Ending Account Value April 30, 2020	Expenses Paid During Period

International Fund
Investor Class Shares	1.24%	$1,000.00	$844.20	$5.69	$1,018.70	$6.22

Class I Shares	0.99%	$1,000.00	$845.70	$4.54	$1,019.94	$4.97

Emerging Markets Fund

Class I Shares	1.09%	$1,000.00	$835.80	$4.98	$1,019.44	$5.47

American Opportunities Fund
Investor Class	1.34%	$1,000.00	$855.70	$6.18	$1,018.20	$6.72

*

Expenses for the International, Emerging Markets and American Opportunities Funds’ annualized expense ratio (after waiver and reimbursement), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, or Part F of Form N-PORT. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Additionally, you may obtain copies of Forms from the Funds upon request by calling 1-800-811-0535.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12 month period ended June 30 for which an SEC filing has been made, without charge, upon request by calling the Funds at 1-800-811-0535 or on the EDGAR database on the SEC’s website (http://www.sec.gov).

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Approval of New Investment Advisory Agreements

At an in-person meeting of the Board of Trustees (the “Board” or the “Trustees”) held on February 24, 2020, the Board considered and reviewed each of the Investment Advisory Agreements (the “Agreements”) between Lord Asset Management Trust (the “Trust”), on behalf of the Thomas White American Opportunities Fund (the “American Opportunities Fund”), the Thomas White International Fund (the “International Fund”) and the Thomas White Emerging Markets Fund (the “Emerging Markets Fund” and together with the American Opportunities Fund and the International Fund, the “Funds”), and Thomas White International, Ltd. (“TWI” or the “Advisor”), to determine whether the Agreements should be continued for a one-year period.

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds is required, on an annual basis, to consider the continuation of each of the Agreements with the Advisor, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of the Advisor to furnish the Trustees with such information that is responsive to their request. Accordingly, in determining whether to renew the Agreements between the Funds and the Advisor, the Board of Trustees requested, and the Advisor provided, information and data relevant to the Board’s consideration. This included materials prepared by the Advisor for the Board that provided them with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, compared to other similar mutual funds.

Following their consideration and review of the Agreements, the Trustees determined that each Agreement would enable shareholders of the Fund to which it applies to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. Accordingly, the Board, including the Independent Trustees of the Board, unanimously approved the continuation of the Agreements. In reaching their decisions, the Trustees requested and obtained from the Advisor such information as they deemed reasonably necessary to evaluate the Agreements. The Trustees also carefully considered the information that they had received throughout the year from the Advisor as part of their regular oversight of the Funds, as well as profitability data and comparative fee, expense and performance information prepared by Trust management. In considering the continuation of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by Trust counsel and their own reasonable business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any one specific consideration or particular information that was controlling of their decisions:

•

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that TWI is capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past, TWI’s management capabilities demonstrated with respect to the Funds, the professional qualifications and experience of the Funds’ portfolio managers, TWI’s investment and management

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Approval of New Investment Advisory Agreements

oversight processes, and the overall long-term investment performance of the Funds. The Trustees also determined that TWI proposed to provide investment advisory services that were of the same quality as services it provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•

The investment performance of the Funds. With respect to each Fund, the Trustees concluded on the basis of information derived from the performance data that TWI had achieved investment performance that was competitive relative to comparable funds over various trailing time periods, including over longer-term trailing time periods, and the Trustees took into consideration the fact that TWI focuses on long-term performance results with respect to their management of the Funds and the Funds may have periods of underperformance.

1. The American Opportunities Fund. With respect to the American Opportunities Fund, the Trustees noted that the Investor Class shares of the American Opportunities Fund had outperformed its peer group (based on the category average) over the trailing one-, three-, five- and ten-year periods. The Trustees also noted that the Investor Class shares of the American Opportunities Fund had underperformed its primary benchmark index, the Russell Midcap Index, and the S&P 500 Index, over the trailing one-, three-, five- and ten-year periods. The Trustees took into account that they had approved, and the Fund would be adopting effective as of March 1, 2020, a new secondary benchmark index, the Russell Midcap Value Index, to replace the S&P 500 Index, based on the determination that the Russell Midcap Value Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings. The Trustees discussed with the representatives of the Advisor the Fund’s performance relative to the new secondary benchmark index, and they reviewed the factors that contributed to the underperformance relative to the primary benchmark index and they took into consideration the Advisor’s management approach that it employs with respect to the Fund.

2. The International Fund. With respect to the International Fund, the Trustees took note of the fact that the Investor Class shares of the Fund had underperformed its peer group (based on the category average) for the trailing one-, three-, five- and ten-year periods. The Trustees also noted that the Investor Class shares of the International Fund had underperformed its benchmark index, the MSCI All Country World ex US Index, for the trailing one-, three-, five- and ten-year periods. The Trustees reviewed with the representatives of the Advisor the factors that have contributed to the underperformance and they took into consideration the Advisor’s management approach that it employs with respect to the Fund.

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Approval of New Investment Advisory Agreements

3. The Emerging Markets Fund. With respect to the Emerging Markets Fund (which commenced investment operations in June 2010), the Trustees noted that the Class I shares of the Emerging Markets Fund had underperformed its peer group (based on the category average) over the trailing one-, three- and five-year periods. The Trustees noted that the Class I shares of the Emerging Markets Fund had underperformed its benchmark index, the MSCI Emerging Markets Index, over the trailing three- and five-year periods, but had outperformed its benchmark index for the trailing one-year period. The Trustees reviewed with the representatives of the Advisor the factors that have contributed to the underperformance and they took into consideration the Advisor’s management approach that it employs with respect to the Fund.

On the basis of the Trustees’ assessment of the nature, extent and quality of advisory services to be provided by TWI, the Trustees concluded that TWI is capable of generating a level of long-term investment performance that is appropriate in light of the Funds’ investment objectives, policies and strategies and competitive with many other investment companies, and they took into consideration TWI’s ongoing plans to address Fund performance challenges in the current market environment.

•

The cost of advisory services provided and the level of profitability. On the basis of comparative information derived from the expense data, the Trustees determined that the overall expense ratio of each Fund, on a net basis, was competitive with industry averages, particularly with respect to mutual funds of comparable asset size. The Trustees also noted that TWI had proposed to renew its contractual commitment for the benefit of Fund shareholders to limit the operating expenses of each of the classes of shares of the Funds for an additional year. The Board took into consideration information regarding the fees that TWI charges to other accounts and private funds for similar investment advisory services, and the Trustees noted that the fees were comparable based on the relevant circumstances of the types of accounts involved. The Board also considered TWI’s current level of profitability with respect to the Funds and noted that TWI’s profitability was acceptable and not excessive and consistent with applicable industry averages and that TWI is committed to using its own resources to help grow the Funds. The Trustees also took into consideration the nature and extent of other expenses that are borne directly by TWI from its own financial resources in order to help to market and promote the Funds. Accordingly, on the basis of the Board’s review of the fees to be charged by TWI for investment advisory services, the investment advisory and other services provided to the Funds by TWI, and the estimated profitability of TWI’s relationship with each Fund, the Board concluded that the level of investment advisory fees and TWI’s profitability are appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between each Fund and TWI. The Trustees considered the profitability of TWI both

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Approval of New Investment Advisory Agreements

before and after the impact of the marketing related expenses that TWI incurs out of its own resources in connection with its management of the Funds.

•

The extent to which economies of scale will be realized as the Funds grow and whether the advisory fees reflect economies of scale. While the Funds’ investment advisory fees do not decrease as Fund assets grow because the Funds are not currently subject to investment advisory fee breakpoints, the Trustees concluded that the Funds’ investment advisory fees are appropriate in light of the current size of the Funds, and appropriately reflect the current economic environment for TWI and the competitive nature of the mutual fund market. The Trustees noted that TWI has continued to limit the Funds’ total annual operating expenses by waiving fees and/or reimbursing certain Fund expenses. The Trustees then noted that they will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to TWI, in the future.

•

Benefits to TWI from its relationship with the Funds (and any corresponding benefits to the Funds). The Trustees concluded that other benefits derived by TWI from its relationship with the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions and use of the Funds’ performance track records in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Trustees determined that the Funds benefited from their relationship to TWI by virtue of TWI’s provision of business management services, in addition to investment advisory services, at a cost to the Funds that is generally comparable to the cost of an outside service provider, which the Trustees determined to be reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided and the necessity of the services for the Funds’ operations. In considering information regarding the business management fees payable by the Funds to TWI under the terms of the Business Management Agreement, the Board members indicated that they had considered various factors with respect to the proposed business management fees, including the level and amount of these fees and the services to be provided by the Advisor in connection with the Business Management Agreement, in determining the reasonableness of the total fees payable by the Funds to the Advisor for the overall level of services that the Advisor provides to the Funds and their shareholders. In considering the nature and extent of these non-advisory business management services that are provided to the Funds by the Advisor, the Board took into consideration: (i) whether the Business Management Agreement is in the best interest of the Funds and their shareholders; (ii) whether the services to be performed under the Business Management Agreement are required for the operation of the Funds; (iii) whether the services provided are of a nature and quality at least equal to the same or similar services provided by independent third parties; and (iv) whether the fees for the services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

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Approval of New Investment Advisory Agreements

•

Other Considerations. In approving the Agreements, the Trustees determined that TWI has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Trustees also concluded that TWI has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including the Expense Limitation Agreements with respect to each Fund under which TWI has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Expense Limitation Agreements, subject to applicable recoupment provisions. The Board also considered matters with respect to the brokerage practices of TWI, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. In addition, the Trustees took into consideration their discussions with management of the Advisor regarding the Advisor’s ongoing plans to address Fund performance challenges in the current market environment.

In reaching their conclusion with respect to the continuation of each of the Agreements and the level of fees paid under the Agreements, the Trustees, as noted, did not identify any one single factor as being controlling. Rather, the Board took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by the Advisor to each of the Funds, and they found that these services continued to benefit the shareholders of the Funds and also reflected management’s overall commitment to the continued growth and development of the Funds. Based upon their consideration and review of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreements are fair and reasonable in light of the services provided and the Board therefore voted to renew the Agreements for an additional one-year period.

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Privacy Policy

LORD ASSET MANAGEMENT TRUST

THOMAS WHITE INTERNATIONAL, LTD.

I. Commitment to Consumer* Privacy

The Thomas White Funds Family and Thomas White International, Ltd. (collectively, “we” or “us”) are committed to handling consumer information responsibly. We recognize and respect the privacy expectations of our consumers, and we believe that the confidentiality and security of consumers’ personal financial information is one of our fundamental responsibilities.

II. Collection of Consumer Information

We collect, retain and use consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by us generally comes from the following sources:

•	Information we receive on applications or other forms;

•	Information about consumers’ transactions with us, our affiliates, or others.

III. Disclosure of Consumer Information

We may disclose all of the consumer information we collect to affiliated financial institutions and to third parties who are not our affiliates:

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement between us and another party; and

•	as otherwise permitted by law.

We do not disclose any consumer information about our former customers* to anyone except as permitted by law.

IV. Security of Customer Information

We are committed to, and also require our service providers to:

•	Maintain policies and procedures designed to assure only appropriate access to, and use of information about our customers; and

•	Maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of our customers.

V. Limiting the Information We Can Share

Please call us at (312) 663-8300 or email us at info@thomaswhite.com if you would like us to limit:

•	The sharing of information about your creditworthiness to our affiliates for their everyday business purposes;
•	Our affiliates using your information to market to you; or

•	The sharing of your information to non-affiliates to market to you.

* As defined in Regulation S-P

54	www.thomaswhitefunds.com

OFFICERS AND TRUSTEES

William H. Woolverton

Chairman of the Board

Arthur J. Fiocco, Jr.

Trustee

Geri Sands Hansen

Trustee

Elizabeth G. Montgomery

Trustee

Robert W. Thomas

Trustee

John N. Venson, D.P.M.

Trustee

Douglas M. Jackman

President and Trustee

David M. Sullivan II

Vice President, Treasurer and

Assistant Secretary

J. Ryan Conner

Secretary and Chief Compliance Officer

INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISOR

Thomas White International, Ltd.

425 S Financial Place, Suite 3900

Chicago, Illinois 60605-1028

CUSTODIANS

The Northern Trust Company

Chicago, Illinois

U.S. Bank, N.A.

Milwaukee, Wisconsin

LEGAL COUNSEL

Dechert LLP

Washington, DC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Philadelphia, Pennsylvania

ADMINISTRATOR and TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

Milwaukee, Wisconsin

DISTRIBUTOR

Quasar Distributors, LLC

Milwaukee, Wisconsin

FOR CURRENT PERFORMANCE, NET ASSET VALUE OR FOR ASSISTANCE WITH YOUR ACCOUNT, PLEASE CONTACT THE THOMAS WHITE FUNDS AT 800-811-0535 OR VISIT OUR WEB SITE AT WWW.THOMASWHITEFUNDS.COM

www.thomaswhitefunds.com

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

1

Item 11. Controls and Procedures.

(a)

Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Code of ethics. Not applicable.

(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LORD ASSET MANAGEMENT TRUST

By (Signature and Title)	/s/ Douglas M. Jackman
Douglas M. Jackman
President (Principal Executive Officer)

Date 7/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas M. Jackman
Douglas M. Jackman
President (Principal Executive Officer)

Date 7/2/2020

By (Signature and Title)	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date 7/2/2020

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